UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy*
 ?
Rule 15Ga-1(c)(1) under the Exchange Act
(17 CFR 240.15Ga-1(c)(1)) for the reporting period*
 ?
Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period*
 ?
Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1 2025 to December 31 2025

Date of Report (Date of earliest event reported*
February 13 2026

Varilease Finance, Inc.1
(Exact name of securitizer as specified in its charter)


0001897094
(Commission File Number of securitizer)

(Central Index Key Number of securitizer)
Burk Reynolds, (801) 438 0726
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)*
 ?
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)* ?
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)*
 ?

Varilease Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entities: VFI ABS 2022-1, LLC, VFI
ABS 2023-1, LLC and VFI ABS 2025-1, LLC.












SIGNATURES

     Pursuant to the requirements of the
Securities Exchange Act of 1934, the reporting
 entity has duly caused this report to be signed
on its behalf by the undersigned hereunto duly authorized.
*
VARILEASE FINANCE, INC.
(Securitizer)


By:
*
/s/ Burk Reynolds

*
Name: Burk Reynolds
Title: Chief Financial Officer
Date: February 13, 2026